REVENUE - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) revenueStream	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disaggregation of Revenue [Line Items]
Revenue From Contracts With Customer, Number Of Revenue Streams | revenueStream	2
Total revenue from fees, net	$ 1,004,550	$ 772,814	$ 685,414
Performance obligations satisfied in the previous year	2,500	3,600	3,800
Network AI Fees
Disaggregation of Revenue [Line Items]
Total revenue from fees, net	916,100	696,000	599,000
Financial Service
Disaggregation of Revenue [Line Items]
Total revenue from fees, net	$ 88,500	$ 76,800	$ 86,400